Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 15 - Transactions and Balances with Related Parties

A.	On December 30, 2008, the Company’s shareholders approved the terms of a management services agreement entered into among the Company, Kanir Joint Investments (2005) Limited Partnership (“Kanir”), the one of the Company’s controlling shareholders, and Meisaf Blue & White Holdings Ltd. (“Meisaf”), a company controlled by the Company’s chairman of the board and controlling shareholder, effective as of March 31, 2008 (the “Previous Management Agreement”). The aggregate annual management fee under the Previous Management Agreement, as updated, was $400 thousand.

At the annual shareholders meeting held on August 12, 2021, the Company’s shareholders approved, following the approval by the Audit and Compensation Committee and Board of Directors, an Amended and Restated Management Services Agreement, effective July 1, 2021 (the “Management Agreement”), which provides, among other things, for the payment of NIS 1,386 thousand, (approximately €345 thousand) per year to Meisaf in consideration for the services provided by Meisaf, including the service of Mr. Nehama as the Company Chairman of the Board in no less than a 77% position, and the payment of NIS 1,800 million (approximately €449 thousand) per year to Kanir and Keystone R.P. Holdings and Investments Ltd., a private company wholly-owned by Mr. Ran Fridrich (“Keystone”) (in an initial allocation of NIS 0.66 million to Kanir and NIS 1.14 million to Keystone) in consideration for service provided by these entities, including the service of Mr. Fridrich as the Company Chief Executive Officer in a full-time position and as a Board member.

Pursuant to the Management Agreement, Meisaf, Kanir and Keystone, through their employees, officers and directors, will assist the Company in all aspects of the management of the Company and advise as required from time to time by the Company, including provision of Chairman, CEO and Board services as detailed above. The Management Agreement is valid until June 30, 2024 or until its earlier termination in accordance with its terms.

The Company sub-leases a small part of its office space to a company controlled by Mr. Shlomo Nehama, the Company’s chairman of the Board and a controlling shareholder, at a price per square meter based on the price that it pays under its lease agreements. This sub-lease agreement was approved by the Company’s Board of Directors.

The Company employs the son of Mr. Shlomo Nehama as a project manager in connection with the development activities of photovoltaic plants in Texas, USA. The annual cost of employment of Mr. Nehama’s son, for the year ended December 31, 2023, as approved by the Company’s shareholders, is approximately NIS 239 thousand (approximately €60 thousand).

B.	Compensation to key management personnel and interested parties (including directors)

Certain directors and officers participate in the Company’s share option programs. For further information see Note 17 regarding share-based payments.

Compensation to key management personnel and interested parties that are employed by, or provide consulting services to, the Company:

	Year ended December 31
	2023		2022		2021
	Number of		Number of		Number of
	People	Amount	People	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Short-term Benefits	3	703	3	994	3	763
Post-employment Benefits	2	66	2	72	2	61
Share-based payments	3	80	3	69	3	68

Compensation to directors (excluding compensation paid under the Management Agreement):

	Year ended December 31
	2023		2022		2021
	Number of		Number of		Number of
	people	Amount	people	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to directors not employed by the Company	4	80	4	90	4	72
Share-based payments	4	28	4	36	4	10

C.	Debts and loans to related and interested parties

						Interest income recognized in statement of
	The terms of the loan			Balance as at December 31		income for the year ended December 31
	Interest		Linkage
	rate		base	2023	2022	2023	2022	2021
	%			€ thousands
Ellomay Luzon Energy	8.1	(*)	NIS+ Israeli CPI	-	2,665	267	1,398	821

(*)	See Note 6A regarding the conversion of approximately NIS 46,933 thousand of the shareholders loans (of which the Company’s portion is approximately NIS 23,467 thousand) to capital notes.